Right of Use Lease Assets (Details 2)	Dec. 31, 2019 USD ($)
Right of Use Lease Assets [Abstract]
2020	$ 1,743,951
2021	1,973,521
2022	910,829
2023	1,556,304
2024	196,931
Thereafter	1,680,741
Total lease payments	8,062,277
Less: imputed interest	(1,047,481)
Present value of lease liabilities	$ 7,014,796